Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000021344
Registrant Name	The Coca-Cola Company
Registration File Number	333-268053
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES